UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Approval
OMB Number:	3235-0456
FORM 24f-2	Expires:	December 31, 2014
Annual Notice of Securities Sold	Estimated average burden
Pursuant to Rule 24f-2	hours per response……….	2

1.	Name and address of issuer:

AllianceBernstein Cap Fund, Inc.
1345 Avenue of the Americas
New York, NY 10105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fund name:
AllianceBernstein Select US Equity Fund
AllianceBernstein International Discovery Equity Portfolio
AllianceBernstein Select U.S. Long/Short Portfolio
AllianceBernstein Concentrated Growth Portfolio

3.	Investment Company Act File Number:	811-01716

Securities Act File Number :	002-29901

4(a).	Last day of fiscal year for which this Form is filed:	June 30, 2014

4(b).	X	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):	$ 1,928,501,112	(1)

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$ 412,685,021

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:	$ -

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	-	$ 412,685,021

(v)	Net Sales -- if Item 5(i) is greater than Item 5(iv)	$ 1,515,816,091	(2)
[subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv) [subtract Item	$ -
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See	x	0.0001288	(3)
Instruction C.9):

(viii)	Registration fee due [multiply Item 5(v) by Item	=	$195,237.11	(3)
5(vii)] (enter "0" if no fee is due):

(1) Includes adjustment to correct the calculation in 24F-2 Notice filed for fiscal year 2014. (Accession #0000081443-14-000009)
(2) Amount originally reported was $1,490,816,091. The incremental amount of
$25,000,000 is being reported on EDGAR header page of this Amendment as "Sales Proceeds."
(3) This Amendment reflects all values that should have been originally reported. The registration fee due originally reported and paid on September
19, 2014 was $192,017.11. The additional filing fee due with this
Amendment is calculated by multiplying the incremental amount of
$25,000,000 by the current SEC fee multiplier of 0.0001162. The fee due is $2,905.00. The interest due at the 'current value of funds rate'
of 1.0% is $20.45. The fee plus interest being paid with this Amendment is $2,925.45.

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
amount of securities (number of shares or other units) deducted here:	-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here:	-

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
+	$ 20.45	(3)

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$ 195,237.11	(3)

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

June 12, 2015

Method of Delivery:
x	Wire Transfer

Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:	/s/ Phyllis Clarke

Phyllis Clarke, VP

Date:	June 10, 2015

* Please print the name and title of the signing officer below the signature.